GAM FUNDS, INC.

                        SUPPLEMENT TO THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2005
                           AS PREVIOUSLY SUPPLEMENTED


Effective immediately, the Company is no longer accepting purchases of shares of GAM AMERICAN FOCUS EQUITY (the "Fund") and the Fund will no longer be paying fees under Rule 12b-1 for the distribution and sale of its shares.

At a Meeting of the Board of Directors of the Company held on November 9, 2005, the Directors approved a proposal providing for the complete dissolution, liquidation and termination of the Fund and have recommended that such proposal be presented to shareholders of the Fund for approval.


On page 39 of the Prospectus under "INVESTMENT ADVISERS" insert the following language after the 4th paragraph regarding the proposed change of control of GAM USA and GIML, the investment advisers to the Funds:

"On September 5, 2005, UBS entered into an agreement with Julius Baer Holding Ltd. ("Julius Baer") to sell certain of its banking and investment management subsidiaries, including GAM AG. Upon completion of the contemplated transaction, Julius Bear will acquire control of GAM AG and indirect control of GIML and GAM USA."


On page 44 of the Prospectus under "INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:", the description of "Rights of Accumulation" should be replaced with the following:

"This means that you may add the value of any shares you already own in any class of shares of the GAM Funds to the amount of your next investment for purposes of calculating your Class A sales charge. To determine if you qualify for a reduced sales charge, the amount of your current purchase is added to the current value of the shares of any class that you already own."












          [THE REMAINING PART OF THIS PAGE IS INTENTIONALLY LEFT BLANK]

On page 14 of the Statement of Additional Information, under "Interested Directors", "Dr. Burkhard Poschadel" should be deleted and replaced with the following:

------------------- --------------- ----------- ------------------------ ----------------- ------------------
                                     TERM OF                                NUMBER OF            OTHER
                                     OFFICE(1)                              PORTFOLIOS      DIRECTORSHIPS OF
                                        AND                               WITHIN THE GAM         PUBLIC
                                     LENGTH OF    PRINCIPAL OCCUPATION    FUND COMPLEX(2)    COMPANIES HELD
                        POSITION      SERVICE      DURING PAST 5 YEARS       OVERSEEN
------------------- --------------- ----------- ------------------------ ----------------- ------------------
Andrew Hanges*      Director,       Since 2005  Director of 62 funds            73                 0
GAM London          Chairman                    within the GAM Fund
12 St James's       and President               Complex, 1997-present;
Place,                                          Chief Executive
London SW1A 1NX                                 Officer and Chairman,
England                                         GAM (UK) Limited, GAM
Age: 58                                         (London) Limited, GAM
                                                Sterling Management
                                                and GAM International
                                                Management Limited,
                                                2001-Present; Chief
                                                Operating Officer of
                                                the GAM Group,
                                                1997-present.
------------------- --------------- ----------- ------------------------ ----------------- ------------------

On page 15 of the Statement of Additional Information, "Dr. Burkhard Poschadel" should be deleted and the following should be added:

--------------------------- ------------------------------- --------------------
INTERESTED DIRECTOR:

--------------------------- ------------------------------- --------------------
Andrew Hanges                GAM Diversity Institutional        Over $100,000
                                Shares - over $100,000
--------------------------- ------------------------------- --------------------



On page 15 of the Statement of Additional Information, under "Officers", the description of "Michael J. Bessel" should be deleted and replaced with the following:

----------
(1) Each Director holds office for an indefinite term until his or her successor is duly qualified.

(2) Each Director is a director of each of the six registered investment companies within the GAM Fund Complex, which include: the Company; GAM Avalon Lancelot, LLC; GAM Avalon Multi-Strategy (TEI), LLC; GAM Avalon Galahad, LLC; GAM Institutional Multi-Strategy, LLC; and GAM Multi-Strategy Investments, LLC.

* Mr. Hanges is considered an Interested Director because he is deemed to be an "interested person" of the Company, as that term is defined under the Act, due to his position as Chief Operating Officer of the GAM Group.

----------------------------- ---------------- --------- ----------------------------------------------------
Jaime M. McPhee               Chief            Since     Assistant Secretary and Chief Compliance Officer,
GAM USA Inc.                  Compliance       2005      GAM USA+, GAM Funding Inc.+, GAM Investments
135 East 57th Street          Officer and                Inc.+  and the funds comprising the GAM Avalon
New York, NY 10022            Assistant                  Funds+, September 2005 to present; Assistant
Age: 29                       Secretary                  Secretary, GAM Services Inc.++, September 2005 to
                                                         Present; Assistant Vice President-Legal Counsel,
                                                         HSBC Securities (USA) Inc., March 2005-June 2005;
                                                         Assistant Vice President-Legal Counsel, Bank of
                                                         Bermuda (New York) Limited, August 2004-February
                                                         2005; Attorney, Schulte Roth & Zabel LLP, 2001-2004.
----------------------------- ---------------- --------- ----------------------------------------------------

On page 17 of the Statement of Additional Information, under "Compensation of Directors and Executive Officers", "Dr. Burkhard Poschadel" should be deleted and the following should be added:

                                                        PENSION OR                                COMPENSATION FROM
                                  AGGREGATE         RETIREMENT BENEFITS      TOTAL ESTIMATED     THE COMPANY AND GAM
 NAME AND POSITION(S) HELD    COMPENSATION FROM     ACCRUED AS PART OF    ANNUAL BENEFITS UPON    FUND COMPLEX PAID
  WITH EACH COMPLEX FUND         THE COMPANY         COMPANY EXPENSES          RETIREMENT            TO DIRECTORS
 -------------------------    -----------------     ------------------    --------------------    -----------------
Andrew Hanges                        $0                    N/A                     N/A                    $0
Director & President


On page 21 of the Statement of Additional Information, under "INVESTMENT ADVISORY AND OTHER SERVICES" please delete the entire chart after the sentence:
"The Directors and principal executive officers of GIML and their principal occupations are as follows:

NAME AND POSITION HELD WITH GIML          PRINCIPAL OCCUPATION
--------------------------------          --------------------

John Bennett, Director                    Investment Director, GIML
Michel S. Bunker, Director                Investment Director, GIML
Jeffrey Ginsberg, Director                Director, Marketing, GIML
Gordon D. Grender, Director               Investment Director, GIML
Andrew Hanges, Chairman and Director      Investment Director, GIML
Peter Kleeman, Director                   Director, Consultant, GIML
Fiona Newlands                            Head of UK Legal and Compliance,
                                          Chief Compliance Officer
David Smith, Director                     Investment Director, GIML
Jeremy Smouha, Director                   Investment Director, GIML
Andrew Wills, Director                    GAM Group Head of Finance
Scott Sullivan, Director                  Head of GAM Group Legal and Compliance


On page 22 of the Statement of Additional Information, under "INVESTMENT ADVISORY AND OTHER SERVICES", "Dr. Burkhard Poschadel" and "Michael J Bessel" should be deleted and the following should be added:

NAME AND POSITION HELD WITH GAM USA       PRINCIPAL OCCUPATION
-----------------------------------       --------------------

Joseph Gieger, Director                   Director, GAM USA Inc.; Managing
                                          Director, Americas

Jaime McPhee                              See "Management of the Company" above.

On page 22 of the Statement of Additional Information under "INVESTMENT ADVISORY AND OTHER SERVICES" insert the following language after the 2nd full paragraph regarding the proposed change of control of GAM USA and GIMIL, the investment advisers to the Funds:

"On September 5, 2005, UBS entered into an agreement with Julius Baer Holding Ltd. ("Julius Baer") to sell certain of its banking and investment management subsidiaries, including GAM AG. Upon completion of the contemplated transaction, Julius Bear will acquire control of GAM AG and indirect control of GIML and GAM USA."


On page 33 of the Statement of Additional Information, the description under "LEGAL COUNSEL" should be deleted and replaced with the following:

"LEGAL COUNSEL. Proskauer Rose LLP, 1585 Broadway, New York, New York 10036-8299 acts as legal counsel for the Funds, as well as for GIML and GAM USA."


On page 34 of the Statement of Additional Information under "PROXY VOTING POLICIES", insert the following paragraph after the third paragraph:

     "The GAM Advisers' fund managers will generally vote proxies of non-U.S. issuers in accordance with the foregoing guidelines; however, such guidelines may not be appropriate under some circumstances for non-U.S. issuers. In international markets where share blocking applies, the GAM Advisers typically will not, but reserve the right to, vote proxies. Proxy voting in certain countries requires "share blocking." With share blocking, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. Blocking typically takes place between one and 20 days before an upcoming shareholder meeting, depending on the market. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. The GAM Advisers' fund managers may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required the GAM Advisers' fund managers may abstain from voting those shares. In such a situation the GAM Advisers' fund managers would have determined that the cost of voting exceeds the expected benefit to the client."


THE INFORMATION CONTAINED IN THIS SUPPLEMENT SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION OR ANY PREVIOUS SUPPLEMENT, AND SHOULD BE READ IN CONJUNCTION WITH THOSE DOCUMENTS. PLEASE BE SURE TO RETAIN ALL SUPPLEMENTS WITH YOUR PROSPECTUS.

Supplement dated: November 10, 2005